Income Taxes (Details Narrative) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes	$ (16,071)		$ (1,028)		$ (20,589)	$ (3,234)
Fubo TV Pre-Merger [Member]
Provision for income taxes		$ 2		$ 2			$ (9)	$ (2)